Warrant liabilities - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 23, 2025	Oct. 28, 2025
Disclosure Of Warranty Liabilities [Line Items]
Number of warrants in warrant exchange (in shares)		1
Class A warrants
Disclosure Of Warranty Liabilities [Line Items]
Number of warrants issued (in shares)			2,722,642
Class B warrants
Disclosure Of Warranty Liabilities [Line Items]
Number of warrants issued (in shares)			2,722,642
Placement agent warrants
Disclosure Of Warranty Liabilities [Line Items]
Number of warrants issued (in shares)			131,829
NASDAQ Intermarket
Disclosure Of Warranty Liabilities [Line Items]
Class of warrants or rights exercise price (in US Dollars per share)	$ 8.91
NASDAQ Intermarket | Warrants
Disclosure Of Warranty Liabilities [Line Items]
Class of warrants or rights issued during the period units (in shares)	1,492,307
NASDAQ Intermarket | Warrants after reverse stock split
Disclosure Of Warranty Liabilities [Line Items]
Class of warrants or rights exercise price (in US Dollars per share)	$ 133.65